Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Lease liability	Lease liability

	December 31, 2022	December 31, 2021

Lease liability	$ 549	$ 99

Less: current portion	(100)	(99)

Long-term portion	$ 449	$ -

Disclosure of maturity analysis of operating lease payments	Undiscounted lease payments

	December 31, 2022	December 31, 2021

Less than one year	$ 176	$ 97

One to five years	675	-

	$ 851	$ 97